Financial Instruments and Risk Management - Schedule of Financial Instruments at Interest Rates (Details) R$ in Millions	Dec. 31, 2023 BRL (R$)
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	R$ 12,956
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	15,973
Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	64
Interest	5
Not later than one month [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,918
Interest	5
Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	438
Interest	68
Later than one month and not later than three months [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	601
Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,242
Interest	790
Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	6,598
Interest	1,183
Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	1,443
Interest	125
Loans Financings And Debentures [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	12,068
Loans Financings And Debentures [Member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	45
Interest	2
Loans Financings And Debentures [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	398
Interest	62
Loans Financings And Debentures [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,152
Interest	768
Loans Financings And Debentures [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	6,314
Interest	1,091
Loans Financings And Debentures [Member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	1,140
Interest	96
Onerous Concessions [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	33
Onerous Concessions [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	1
Onerous Concessions [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	3
Onerous Concessions [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	13
Onerous Concessions [Member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	16
Debt with pension plan (forluz) [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	92
Debt with pension plan (forluz) [member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	15
Debt with pension plan (forluz) [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	30
Interest	1
Debt with pension plan (forluz) [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	46
Deficit of the pension plan (forluz) [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	763
Deficit of the pension plan (forluz) [member] | Not later than one month [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	4
Interest	3
Deficit of the pension plan (forluz) [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	9
Interest	5
Deficit of the pension plan (forluz) [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	41
Interest	22
Deficit of the pension plan (forluz) [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	271
Interest	92
Deficit of the pension plan (forluz) [member] | Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	287
Interest	29
Suppliers [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for managing liquidity risk	3,017
Suppliers [Member] | Not later than one month [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	2,854
Suppliers [Member] | Later than one month and not later than three months [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Principal	R$ 163